Right-Of-Use-Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Amount of short term and variable lease payments exempted	$ 8,635	$ 7,111	$ 6,500
Short term lease expense exempted	8,480	6,875	6,246
Variable lease expense exempted	$ 155	$ 236	$ 254
Campos Del Sol, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	21 years
Annual interest rate	2.42%
La Cabaa, Renewal Energy Project [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Lease agreement period	60 years
Annual interest rate	2.93%